STATEMENT OF CONSOLIDATED OPERATIONS (Unaudited) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil and gas production revenues:
Oil and gas production revenues	$ 15,911	$ 16,428	$ 16,337
Derivative instrument gains (losses), net	(399)	(79)
Other	48	215	114
Total revenues and other	15,560	16,564	16,451
Oil and gas property and equipment
Recurring	4,894	4,593	3,624
Additional	995	1,926	109
Other assets	400	362	273
Asset retirement obligation accretion	238	228	150
Lease operating expenses	2,864	2,784	2,440
Gathering and transportation	288	295	289
Taxes other than income	785	818	871
General and administrative	482	515	439
Acquisitions, divestitures and transition	33	31	20
Financing costs, net	177	172	172
Total operating expenses	11,156	11,724	8,387
INCOME BEFORE INCOME TAXES	4,404	4,840	8,064
Current income tax provision	1,663	2,199	2,248
Deferred income tax provision	261	654	1,244
NET INCOME (LOSS) FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	2,480	1,987	4,572
Net income (loss) from discontinued operations, net of tax	(192)	14	12
NET INCOME INCLUDING NONCONTROLLING INTEREST	2,288	2,001	4,584
Preferred stock dividends	44	76	76
Net income attributable to noncontrolling interest	56
Net income attributable to common shareholders	2,188	1,925	4,508
NET INCOME ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Net income from continuing operations attributable to common shareholders	2,380	1,911	4,496
Net income (loss) from discontinued operations	(192)	14	12
Net income attributable to common shareholders	2,188	1,925	4,508
BASIC NET INCOME PER COMMON SHARE:
Basic net income from continuing operations per share	$ 6.02	$ 4.91	$ 11.72
Basic net income (loss) from discontinued operations per share	$ (0.49)	$ 0.04	$ 0.03
Basic net income per share	$ 5.53	$ 4.95	$ 11.75
Diluted net income per common share:
Diluted net income from continuing operations per share	$ 5.97	$ 4.89	$ 11.44
Diluted net income (loss) from discontinued operations per share	$ (0.47)	$ 0.03	$ 0.03
Diluted net income per share	$ 5.50	$ 4.92	$ 11.47
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	395	389	384
Diluted	406	391	400
DIVIDENDS DECLARED PER COMMON SHARE	$ 0.80	$ 0.68	$ 0.60
Oil Reserves [Member]
Oil and gas production revenues:
Revenues	12,632	12,939	12,441
Natural Gas [Member]
Oil and gas production revenues:
Revenues	2,627	2,969	3,405
Natural Gas Liquids Revenues [Member]
Oil and gas production revenues:
Revenues	$ 652	$ 520	$ 491